ACQUISITIONS (Details)		1 Months Ended				12 Months Ended
	Dec. 09, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Oct. 31, 2020 USD ($) shares	Jul. 31, 2019 USD ($) shares	Mar. 31, 2019 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2021 $ / shares shares	Aug. 31, 2020 $ / shares	Aug. 20, 2020 shares	Dec. 31, 2019 $ / shares shares
Business Acquisition [Line Items]
Shares authorized | shares	550,000,000
Common Stock, Shares Authorized | shares	500,000,000	500,000,000				500,000,000	500,000,000		366,366	500,000,000
Common stock par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized | shares	50,000,000	50,000,000				50,000,000	50,000,000			50,000,000
Preferred stock par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001			$ 0.0001
Forust Corporation
Business Acquisition [Line Items]
Payments to Acquire Productive Assets			$ 2,000,000.0
Asset Acquisition, Consideration Transferred, Equity Interest Issued and Issuable			$ 500,000
Asset Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares			61,061
Asset Acquisition, Payment made at Closing			$ 1,800,000
Additional payment			200,000
Trine
Business Acquisition [Line Items]
Exchange ratio	1.22122
Shares issued in PIPE | shares	27,497,500
Business Acquisition, Share Price | $ / shares	$ 12.50
Cash - PIPE financing						$ 274,975,000
Trine | Business Combination Subscription Agreement
Business Acquisition [Line Items]
Shares issued in PIPE | shares	27,497,500
Business Acquisition, Share Price | $ / shares	$ 10.00
Cash - PIPE financing	$ 275,000,000
Figur Machine Tools LLC.
Business Acquisition [Line Items]
Purchase price		$ 3,500,000
Forust Corporation
Business Acquisition [Line Items]
Purchase consideration			$ 2,500,000
Make Composites, Inc.
Business Acquisition [Line Items]
Issuance of shares of the Common Stock on acquisition | shares				873,203
Purchase consideration				$ 5,400,000
Make Composites, Inc. | General and administrative expenses
Business Acquisition [Line Items]
Transaction costs				$ 100,000
addLEAP AB | Unvested restricted stock units outstanding
Business Acquisition [Line Items]
Issuance of shares of the Common Stock on acquisition | shares					74,843
addLEAP AB | General and administrative expenses
Business Acquisition [Line Items]
Transaction costs					$ 100,000